Leases (Details Textual) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Leases (Textual)
Operating leases, description	The agreements have an average term raging from three to five years. Some leases related to anchor stores have terms of ten years, which are usually extendable. Tenants normally pay a rent which consists of the higher of (i) the base rent; and (ii) the percentage rent (which generally ranges between 3% and 10% of the tenants’ gross sales). Furthermore, pursuant to one rent escalation clause in most lease arrangements, the tenants’ base rent generally increases between 17% and 40% each year during the agreement term.
Rent expense	$ 4,374,256	$ 6,336,432	$ 7,312,191
Operating lease expiration	2032
Group's Shopping Malls [Member]
Leases (Textual)
Rental income	$ 6,628	8,077	10,323
Office and Other Buildings [Member]
Leases (Textual)
Rental income	$ 2,113,148	$ 1,810,848	$ 1,208,481
Minimum [Member]
Leases (Textual)
Agreements average ranging term	3 years
Maximum [Member]
Leases (Textual)
Agreements average ranging term	5 years